PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2025
Provision For Environmental Liabilities And Asset Retirement Obligations
PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS

23.	PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMENT OBLIGATIONS

The balance of provisions for environmental liabilities and asset retirement obligation is as follows:

		Consolidated
	12/31/2025	12/31/2024
Environmental liabilities	119,664	155,471
Asset retirement obligations	1,067,945	977,892
	1,187,609	1,133,363

As of December 31, 2025, provision is maintained for expenses related to investigation and environmental recovery services for potential contaminated, degraded areas and in exploration process under the Company's responsibility in the states of Rio de Janeiro and Minas Gerais. Expense estimates are reviewed periodically, adjusting, whenever necessary, the amounts already accounted for. These are Management's best estimates considering environmental recovery studies and projects. These provisions are recorded in the other operating expenses account.

Certain contingent environmental liabilities are monitored by the environmental department, and a provision has not been made since their characteristics do not meet the recognition criteria in IAS 37.

Accounting Policy

The Company recognizes a provision for recovery costs when a loss is probable, and the amounts of the related costs are reasonably determined. Generally, the provisioning period for the amount to be used for recovery coincides with the completion of a feasibility study or commitment to a formal action plan.

Expenses related to compliance with environmental regulations are charged to income or capitalized, as appropriate. Capitalization is considered appropriate when expenses refer to items that will continue to benefit the Company and that are basically relevant to the acquisition and installation of equipment for pollution control and/or prevention.

Asset retirement obligations (ARO) consist of cost estimates for decommissioning, demobilization, or restoration of areas at the end of mining activities and extraction of mineral resources. The initial measurement is recognized as a liability discounted to present value and, subsequently, carried to expenses over time. The asset decommissioning cost equivalent to the initial liability is capitalized as part of the asset's carrying amount and is depreciated over the asset's useful life.